DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Details) - Cash flow hedges - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges
Beginning Balance	£ (496)	£ (1,575)
Effective portion of changes in fair value:	(457)	(169)
Income statement transfers:	500	1,248
Ending Balance	(453)	(496)
Interest rate risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(761)	445
Income statement transfers:	488	469
Foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	405	(377)
Income statement transfers:	(216)	392
Interest rate/foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(172)	(237)
Income statement transfers:	231	387
Inflation risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	71	0
Income statement transfers:	£ (3)	£ 0